Note 19 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 1,931,473	$ 1,729,031
Depreciation and amortization	52,772	42,049
Operating earnings (loss)	127,568	104,962
Other income, net	254	1,520
Interest expense, net	(12,620)	(9,867)
Income taxes	(24,922)	(21,568)
Net earnings	90,280	75,047
Total assets	1,007,474	848,266
Total additions to long lived assets	122,140	100,916
Goodwill impairment charge	0	6,150
FirstService Residential Segment [Member]
Revenues	1,254,840	1,174,332
Depreciation and amortization	23,045	21,794
Operating earnings (loss)	89,043	77,569
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	474,837	403,408
Total additions to long lived assets	31,548	47,227
Goodwill impairment charge
FirstService Brands Segment [Member]
Revenues	676,633	554,699
Depreciation and amortization	29,686	20,244
Operating earnings (loss)	54,988	43,990
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	525,850	436,445
Total additions to long lived assets	90,592	53,689
Goodwill impairment charge		6,150
Corporate Segment [Member]
Revenues
Depreciation and amortization	41	11
Operating earnings (loss)	(16,463)	(16,597)
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	6,787	8,413
Total additions to long lived assets
Goodwill impairment charge